Fair Value of Financial Assets and Liabilities - Measured at Fair Value - Schedule of Financial Derivative Instruments (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
CVA	$ (9,320)	$ 337	$ (28,174)
DVA	(40,971)	589	447
Derivative financial instruments held for hedging [member]
Disclosure of financial assets [line items]
CVA			(2)
DVA			1
Derivative financial instruments held for hedging [member] | Cash Flow Hedges [Member]
Disclosure of financial assets [line items]
CVA			(2)
DVA			1
Derivative financial instruments held for hedging [member] | Cash Flow Hedges [Member] | Currency Forward Contract [member]
Disclosure of financial assets [line items]
CVA			(2)
DVA			1
Derivative financial instruments held for trading [member]
Disclosure of financial assets [line items]
CVA	(9,320)	337	(28,172)
DVA	(40,971)	589	446
Derivative financial instruments held for trading [member] | Currency Forward Contract [member]
Disclosure of financial assets [line items]
CVA	(240)	207	(341)
DVA	(443)	205	123
Derivative financial instruments held for trading [member] | Currency Swap Contract [Member]
Disclosure of financial assets [line items]
CVA	(4,936)	56	(4,642)
DVA	(36,363)	37	295
Derivative financial instruments held for trading [member] | Interest rate swaps contract [member]
Disclosure of financial assets [line items]
CVA	(4,144)	74	(23,189)
DVA	$ (4,165)	$ 347	$ 28